Fair Value Measurement (Details) - Schedule of level 3 triage investment - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Level3 Triage Investment Abstract
Balance
Additions	3,116,171	1,362,717
Impairment recognised in profit or loss	(551,089)	(1,362,717)
Balance	$ 2,565,082